Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income	$ 654,530	$ (43,540)
Items not involving cash:
Depreciation of property and equipment	2,503	2,047
Stock-based compensation	(598,041)
Changes in operating working capital:
Decrease (Increase) in accounts receivable	3,210	7,492
Decrease (increase) in investment tax credits	9,670	(12,263)
Decrease (increase) in prepaid expenses	16,828	3,697
Increase (decrease) in accounts payable	11,269	11,207
Increase (decrease) in accrued liabilities	(6,740)	(123)
Increase (decrease) in deferred rent		11,107
Increase (decrease) in deferred revenue	30,666	(35,192)
Cash flows provided by operating activities	128,895	(59,570)
INVESTING ACTIVITIES
Purchase of property and equipment	6,456
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(51,926)	(1,201)
Increase in cash and cash equivalents	65,513	(60,771)
Cash and cash equivalents, beginning of period	418,507	413,676
Cash and cash equivalents, end of period	$ 484,020	$ 358,095